Long-Term Debt - 2013 Term Loan Agreement - Additional Information (Detail) (USD $)			0 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 02, 2013 2013 Term Loan Agreement [Member]	Dec. 31, 2013 2013 Term Loan Agreement [Member]	Dec. 31, 2013 2013 Term Loan Agreement [Member] 7.75% Senior Notes Due 2018 [Member]	Dec. 31, 2013 Three Year Tranche [Member] 2013 Term Loan Agreement [Member]	Oct. 02, 2013 Three Year Tranche [Member] 2013 Term Loan Agreement [Member]	Dec. 31, 2013 Three Year Tranche [Member] 2013 Term Loan Agreement [Member] Minimum [Member] Base Rate [Member]	Dec. 31, 2013 Three Year Tranche [Member] 2013 Term Loan Agreement [Member] Minimum [Member] Eurodollar [Member]	Dec. 31, 2013 Three Year Tranche [Member] 2013 Term Loan Agreement [Member] Maximum [Member] Base Rate [Member]	Dec. 31, 2013 Three Year Tranche [Member] 2013 Term Loan Agreement [Member] Maximum [Member] Eurodollar [Member]	Dec. 31, 2013 Five Year Tranche [Member] 2013 Term Loan Agreement [Member]	Oct. 02, 2013 Five Year Tranche [Member] 2013 Term Loan Agreement [Member]	Dec. 31, 2013 Five Year Tranche [Member] 2013 Term Loan Agreement [Member] Minimum [Member] Base Rate [Member]	Dec. 31, 2013 Five Year Tranche [Member] 2013 Term Loan Agreement [Member] Minimum [Member] Eurodollar [Member]	Dec. 31, 2013 Five Year Tranche [Member] 2013 Term Loan Agreement [Member] Maximum [Member] Base Rate [Member]	Dec. 31, 2013 Five Year Tranche [Member] 2013 Term Loan Agreement [Member] Maximum [Member] Eurodollar [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 2,000,000,000				$ 1,000,000,000						$ 1,000,000,000
Line of credit facility maturity date						Oct. 01, 2016						Oct. 01, 2018
Cash on hand			41,000,000
Percentage of margin								0.00%	1.00%	0.75%	1.75%			0.125%	1.125%	0.875%	1.875%
Term Loan Credit Agreement payment terms				The outstanding principal amount of loans under the Three Year Tranche is not subject to quarterly amortization and shall be payable in full on the three year anniversary of the Closing Date. The outstanding principal amount of loans under the Five Year Tranche is payable in equal quarterly amounts of 2.50% per quarter prior to the fifth anniversary of the Closing Date, with the remaining balance payable on the fifth year anniversary of the Closing Date.
Quarterly payable principal percentage												2.50%
Senior notes, interest rate					7.75%
Maturity of senior notes					2018
Aggregate principal amount				200,000,000
Total optional prepayments indebtedness						75,000,000						67,300,000
Outstanding indebtedness	$ 9,052,000,000	$ 6,433,300,000				$ 925,000,000						$ 907,800,000